SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 1,233,679	$ 5,925,214
Equity Option [Member]
Short-Term Debt [Line Items]
Total	493,522	4,412,878
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Total	$ 740,157	$ 1,512,336